Note 2 - Significant and Critical Accounting Policies and Practices: Basis of Presentation (Policies)	9 Months Ended
Sep. 30, 2013
Policies
Basis of Presentation	Basis of Presentation The Company’s financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).